Note 10 - Research and Development (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of the scheduled of research and development expenses [text block]
	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Laboratory costs	18,394	21,105	23,718
Novel drug development	5,650,151	611,785	3,961,781
Patents and related payments	196,441	101,615	92,500
Salary and subcontractors	2,856,313	1,167,305	1,317,405
Share-based compensation (Note 5)	2,622,417	298,117	(48,128)
Investment tax credits	(259,207)	(1,019,917)	(347,332)
	11,084,509	1,180,010	4,999,944